Award Timing Disclosure	12 Months Ended
Sep. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We did not grant options, stock appreciation rights (SARs) or similar option-like instruments during FY 2025 and do not currently intend to grant such awards to our directors and officers as part of our compensation program. Accordingly, we do not have a formal written policy in place with regard to the timing of grants of options, stock appreciation rights (SARs) or similar option-like instruments in relation to the disclosure of material nonpublic information.

Award Timing Method	We did not grant options, stock appreciation rights (SARs) or similar option-like instruments during FY 2025 and do not currently intend to grant such awards to our directors and officers as part of our compensation program.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not have a formal written policy in place with regard to the timing of grants of options, stock appreciation rights (SARs) or similar option-like instruments in relation to the disclosure of material nonpublic information.